Balances and Transactions With Related Parties and Key Officers (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
One-time payments	$ 309
Chief Executive Officer and Chief Medical Officer [Member]
Disclosure of transactions between related parties [line items]
One-time payments	$ 120